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February 14, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Deborah O’Neal

Re:       Lazard Retirement Series, Inc.

Securities Act File No. 333-22309; Investment Company Act File No. 811-08071

Post-Effective Amendment No. 92

Ms. O’Neal:

On behalf of Lazard Retirement Series, Inc. (the “Fund”), attached herewith for filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is the above-referenced Post-Effective Amendment No. 92 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed to effect certain previously-effective changes to Lazard Retirement US Small Cap Equity Select Portfolio (formerly known as Lazard Retirement US Small-Mid Cap Equity Portfolio).

We respectfully request limited review of the Amendment. Other than the changes described above and updating information in connection with the Fund’s annual Registration Statement update, the prospectus and statement of additional information are substantially identical to those filed by the Fund and other funds in the Lazard Funds complex that have been reviewed numerous times by the staff of the Commission (the “Staff”).

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits, update financial and other information, incorporate comments of the Staff and make certain other revisions.

Should you have any questions regarding the Amendment, please do not hesitate to contact me at (212) 649-8707 or Stephen Rutman at (212) 641-5697.

Very truly yours,

/s/ Robert Spiro

Robert Spiro